Trade payables and other current liabilities - Disclosure of Trade And Other Payables (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Fixed assets payables	€ 0	€ 228
Accrued expenses - clinical trials	7,909	5,394
Other trade payables	8,803	3,999
Total trade and other payables	€ 16,712	€ 9,621